Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0002032966
Document Type	S-4
Entity Registrant Name	Acuren Corporation
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false